Capital Stock and Reverse Stock Split (Details Narrative) - $ / shares			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2019	Oct. 14, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020	Oct. 28, 2019	Jun. 21, 2019	Jun. 20, 2019	Dec. 31, 2017
Reverse stock split	1-for-750	1-for-750
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000	1,500,000,000	1,500,000,000	1,500,000,000	60,000,000	15,000,000,00.	750,000,000	250,000,000		15,000,000,000	8,888,000,000
Preferred stock, shares authorized	337,500	337,500	337,500	337,500	337,500	337,500
Preferred stock, shares issued	100,000	100,000			1,334	1,334				1,334
Preferred stock, shares outstanding	100,000	100,000			1,334	1,334				1,334
Common stock voting rights					All shares have equal voting rights, are non-assessable, and have one vote per share.
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Common stock, shares issued	9,710,239	9,710,239	607,977,018	607,977,018	9,692,065	6,816,281				7,282,678,714
Common stock, shares outstanding	9,710,239	9,710,239	607,977,018	607,977,018	9,692,065	6,816,281				7,282,678,714
Share-based compensation, shares				11,032,732	295,810	307,021
Warrants cancelled				32,894,737
Warrants exercisable			330,504,870	330,504,870	1,873,684	67,204
Warrants weighted average exercise price			$ 0.0032	$ 0.0032	$ 0.4914	$ 0.003
Common Stock [Member]
Number of shares issued for the period				11,935,000	557,942
Common stock voting rights				All shares have equal voting rights, are non-assessable, and have one vote per share.	All shares have equal voting rights, are non-assessable, and have one vote per share.
Common stock issued for conversion of debt			422,568,473	556,587,683
Stock issued for asset acquisition, shares				2,465,754		219,379
Shares issued for the settlement of stock subscription, shares				1,496,516
Share-based compensation, shares				12,435,000
Common stock issued for cashless warrant				25,300,000
Common Stock [Member] | CEO [Member]
Number of shares issued for the period				6,000,000
Common Stock [Member] | Chief Financial Officer [Member]
Share-based compensation, shares				500,000
Warrant [Member]
Number of warrants to acquire common stock			330,000	330,000
Warrants term			5 years	5 years	5 years
Warrants exercise price			$ 0.50	$ 0.50
Warrants cancelled				250,000
Increase in warrants				386,870,032	1,256,002
Warrants exercisable			389,073,716	389,073,716	1,873,684
Warrants weighted average exercise price			$ 0.0032	$ 0.0032	$ 0.49
Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			150,000	150,000	150,000
Preferred stock, designated shares			150,000	150,000	337,500
Preferred stock, shares issued			150,000	150,000	1,334	1,334
Preferred stock, shares outstanding			150,000	150,000	1,334	1,334
Debt converted of common stock, shares				1,000	15,000
Preferred stock voting rights				Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Number of shares issued for the period
Stock issued for asset acquisition, shares
Series A Preferred Stock [Member] | CEO [Member]
Number of shares issued for the period				148,666